ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
ACCRUED LIABILITIES [Abstract]
Accrued Interest	$ 1,816	$ 1,639
Accrued Expenses	6,502	7,938
Deferred Revenue	1,348	0
Total	$ 9,666	$ 9,577